Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	$ 5,236	$ 3,180
Other comprehensive income (loss) before reclassification, net of tax	3,409
Amounts reclassifed from accumulated OCI, net of tax	(765)
Net other comprehensive income (loss), net of tax	2,644
Accumulated other comprehensive income, ending balance	7,880	3,180
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	(284)	(371)
Other comprehensive income (loss) before reclassification, net of tax	(138)
Amounts reclassifed from accumulated OCI, net of tax	55
Net other comprehensive income (loss), net of tax	(83)
Accumulated other comprehensive income, ending balance	(367)	(371)
Net Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	272	222
Other comprehensive income (loss) before reclassification, net of tax	257
Amounts reclassifed from accumulated OCI, net of tax	(79)
Net other comprehensive income (loss), net of tax	178
Accumulated other comprehensive income, ending balance	450	222
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	(110)	(421)
Other comprehensive income (loss) before reclassification, net of tax	525
Amounts reclassifed from accumulated OCI, net of tax	30
Net other comprehensive income (loss), net of tax	555
Accumulated other comprehensive income, ending balance	445	(421)
Defined Benefit Postretirement Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	5,358	3,750
Other comprehensive income (loss) before reclassification, net of tax	2,765
Amounts reclassifed from accumulated OCI, net of tax	(771)
Net other comprehensive income (loss), net of tax	1,994
Accumulated other comprehensive income, ending balance	$ 7,352	$ 3,750